Nature of Operations	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
1.          Nature of Operations
Pelagos Insurance Capital Limited, formerly known as Fidelis Insurance Holdings Limited (“Pelagos” or “PLGO,” and together with its subsidiaries, the “Company”) is a holding company which was incorporated under the laws of Bermuda on August 22, 2014. The Company is a global specialty underwriter of insurance and reinsurance. Pelagos’ principal operating subsidiaries are:
•Pelagos Insurance Capital Bermuda Limited (formerly known as Fidelis Insurance Bermuda Limited or “FIBL”) (“PICB”) is a Class 4 Bermuda domiciled company which writes most of the Company’s reinsurance business, as well as writing insurance lines. PICB is regulated by the Bermuda Monetary Authority.
•Pelagos Insurance Capital Underwriting Limited (formerly known as Fidelis Underwriting Limited or “FUL”) (“PICUK”) is a company incorporated in England and Wales which principally writes insurance, as well as reinsurance. PICUK is regulated by the Prudential Regulation Authority (“PRA”) and the Financial Conduct Authority (“FCA”).
•Pelagos Insurance Capital Ireland DAC (formerly known as Fidelis Insurance Ireland DAC or “FIID”) (“PICI”) is a Republic of Ireland domiciled company that writes insurance and reinsurance within the European Economic Area. PICI is regulated by the Central Bank of Ireland (“CBI”).
•Pelagos (UK) Services Limited (formerly known as FIHL (UK) Services Limited or “FSL”) (“PSL”) is a service company incorporated in England and Wales, that also has a branch in Ireland.
•Nameco (No 1404) Limited (the “Pelagos Corporate Member”), a wholly owned subsidiary of PICB, is a Lloyd’s corporate member that facilitates the Company’s participation in underwriting activities for Lloyd’s of London Syndicates. The Company currently participates in the underwriting activity of Syndicate 3123, with a participation rate of 7.4% for the 2026 and 2025 years of account. Effective January 1, 2026, the Company also began participating in the underwriting activity of other Lloyd’s Syndicates.
On January 3, 2023, the Company distributed its investment in Fidelis Marketing Limited (“FML”) and Pine Walk Capital Limited (“Pine Walk”) to shareholders to form a new managing general underwriter business (“The Fidelis Partnership” or “TFP”) and The Fidelis Partnership was acquired by a consortium of investors.
Through various long-term contractual agreements, effective from January 1, 2023 TFP manages origination, underwriting, underwriting administration and claims handling for business sourced through TFP under delegated authority agreements with the Company. Other services provided by TFP to the Company include sourcing and administering outwards reinsurance, support with business planning, capital management, insurance contract accounting and information technology.
On July 3, 2023, the Company completed an initial public offering of common shares on the New York Stock Exchange.
Following shareholder approval at the Annual General Meeting on April 28, 2026, the Company rebranded as Pelagos Insurance Capital, with the legal name change becoming effective May 11, 2026. The Company is now trading on the New York Stock Exchange under ticker symbol “PLGO.”